Assets Held for Sale (Tables)	12 Months Ended
Oct. 29, 2017
Assets Held for Sale
Schedule of assets and liabilities held for sale

Amounts classified as assets and liabilities held for sale on October 30, 2016, were presented on the Company’s Consolidated Statement of Financial Position within their respective accounts, and include the following:

Assets held for sale (in thousands)
Current assets	$ 80,861
Goodwill	12,703
Intangibles	14,321

Property, plant and equipment	74,812

Total assets held for sale	$ 182,697

Liabilities held for sale (in thousands)
Total current liabilities held for sale	$ 44,066

Amounts classified as assets and liabilities held for sale on October 25, 2015 were presented on the Company’s Consolidated Statement of Financial Position within their respective accounts, and include the following:

Assets held for sale (in thousands)
Current assets	$ 26,057
Goodwill	51,811
Intangibles	5,389

Property, plant and equipment	31,678

Total assets held for sale	$ 114,935

Liabilities held for sale (in thousands)
Total current liabilities held for sale	$ 3,191